Income tax expense (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1],[2]
Detail of income tax expense [line items]
Profits tax	¥ 643,173,000	¥ 1,217,526,000	[1],[2]	¥ 3,465,151,000
Applicable income tax rate	27.82%	26.13%
Hong Kong [member]
Detail of income tax expense [line items]
Profits tax	¥ 0
Estimated assessable profits	¥ 0
PRC [member]
Detail of income tax expense [line items]
Applicable income tax rate	25.00%	25.00%
Singapore [member]
Detail of income tax expense [line items]
Applicable income tax rate	17.00%	17.00%
Pakistan [member] | Power generation business [member]
Detail of income tax expense [line items]
Period of income tax exemption	30 years
Pakistan [member] | Maintenance service [member]
Detail of income tax expense [line items]
Income tax	the higher of 8% of its revenue and 31% of its profit

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).